UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor New Insights Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2010

1.799846.106

ANIF-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 0.2%
ArvinMeritor, Inc. (a)	316,800	$ 4,229
Autoliv, Inc.	101,100	5,210
Gentex Corp.	291,400	5,659
Johnson Controls, Inc.	212,500	7,010
TRW Automotive Holdings Corp. (a)	166,000	4,744
		26,852
Automobiles - 0.6%
Dongfeng Motor Group Co. Ltd. (H Shares)	5,534,000	8,995
Ford Motor Co. (a)	1,322,100	16,619
Geely Automobile Holdings Ltd. (c)	48,420,000	25,631
Honda Motor Co. Ltd. sponsored ADR	531,200	18,746
Hyundai Motor Co.	70,384	7,185
Toyota Motor Corp.	75,300	3,028
		80,204
Diversified Consumer Services - 0.4%
Capella Education Co. (a)	13,000	1,207
Career Education Corp. (a)	42,400	1,342
DeVry, Inc.	249,900	16,293
Strayer Education, Inc.	118,380	28,828
Universal Technical Institute, Inc. (a)	88,700	2,024
		49,694
Hotels, Restaurants & Leisure - 3.8%
7 Days Group Holdings Ltd. ADR	82,700	859
Buffalo Wild Wings, Inc. (a)	15,800	760
Cafe de Coral Holdings Ltd.	724,000	1,705
Chipotle Mexican Grill, Inc. (a)	559,728	63,065
Ctrip.com International Ltd. sponsored ADR (a)	241,100	9,451
Home Inns & Hotels Management, Inc. sponsored ADR (a)	336,200	11,007
Little Sheep Group Ltd.	3,309,000	1,850
Marriott International, Inc. Class A	263,090	8,293
McDonald's Corp.	4,141,227	276,303
Panera Bread Co. Class A (a)	105,300	8,054
Sands China Ltd.	2,871,200	4,563
Starbucks Corp.	1,724,600	41,856
The Cheesecake Factory, Inc. (a)	48,700	1,318
Tim Hortons, Inc.	1,804,400	58,805
WMS Industries, Inc. (a)	265,800	11,148
		499,037
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 0.1%
D.R. Horton, Inc.	3,300	$ 42
iRobot Corp. (a)	131,082	1,987
Lennar Corp. Class A	90,000	1,549
Ryland Group, Inc.	49,700	1,115
Tempur-Pedic International, Inc. (a)	141,400	4,265
		8,958
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	1,242,500	168,645
Expedia, Inc.	276,600	6,904
Liberty Media Corp. Interactive Series A (a)	1,004,800	15,383
Netflix, Inc. (a)	81,236	5,990
Priceline.com, Inc. (a)	226,400	57,732
		254,654
Leisure Equipment & Products - 0.0%
Hasbro, Inc.	33,500	1,282
Mattel, Inc.	111,100	2,526
Sport Supply Group, Inc.	117,500	1,579
		5,387
Media - 3.9%
CKX, Inc. (a)	285,693	1,751
Comcast Corp. Class A	436,500	8,215
DIRECTV (a)	2,577,535	87,146
Discovery Communications, Inc. (a)	2,233,200	75,460
DreamWorks Animation SKG, Inc. Class A (a)	297,024	11,700
Liberty Media Corp.:
Capital Series A (a)	199,632	7,261
Starz Series A (a)	163,190	8,923
Naspers Ltd. Class N	433,200	18,823
Net Servicos de Comunicacao SA sponsored ADR	86,600	1,121
Pearson PLC	93,300	1,467
Scripps Networks Interactive, Inc. Class A	816,300	36,203
The Walt Disney Co.	6,922,585	241,667
The Weinstein Co. III Holdings, LLC Class A-1 (a)(h)	2,267	850
Virgin Media, Inc.	149,800	2,586
		503,173
Multiline Retail - 0.7%
99 Cents Only Stores (a)	591,800	9,646
Big Lots, Inc. (a)	119,700	4,359
Dollar Tree, Inc. (a)	866,900	51,338
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dollarama, Inc.	230,200	$ 4,976
Dollarama, Inc. (e)	71,000	1,535
Mothercare PLC	144,733	1,319
Next PLC	122,700	4,030
Parkson Retail Group Ltd.	855,000	1,476
PCD Stores Group Ltd. (c)	7,260,000	2,403
Target Corp.	140,900	7,411
		88,493
Specialty Retail - 3.1%
Aeropostale, Inc. (a)	460,650	13,281
American Eagle Outfitters, Inc.	73,900	1,369
Bed Bath & Beyond, Inc. (a)	427,200	18,694
Belle International Holdings Ltd.	5,458,000	7,339
Best Buy Co., Inc.	29,300	1,246
Chico's FAS, Inc.	485,400	6,999
DSW, Inc. Class A (a)(c)	92,100	2,351
Fourlis Holdings SA	527,400	6,312
Indigo Books & Music, Inc.	263,300	4,636
Inditex SA	237,086	15,629
J. Crew Group, Inc. (a)	1,166,615	53,548
Lumber Liquidators Holdings, Inc. (a)(c)	218,700	5,833
O'Reilly Automotive, Inc. (a)	58,300	2,432
RadioShack Corp.	232,200	5,255
Ross Stores, Inc.	723,473	38,684
rue21, Inc. (c)	192,900	6,688
Staples, Inc.	219,900	5,143
TJX Companies, Inc.	4,061,000	172,674
Urban Outfitters, Inc. (a)	755,300	28,724
Zumiez, Inc. (a)(c)	138,600	2,840
		399,677
Textiles, Apparel & Luxury Goods - 1.9%
Anta Sports Products Ltd.	306,000	505
Burberry Group PLC	915,600	9,930
Carter's, Inc. (a)	46,100	1,390
China Dongxiang Group Co. Ltd.	4,868,000	3,511
China Hongxing Sports Ltd.	6,000,000	622
Coach, Inc.	540,600	21,365
Deckers Outdoor Corp. (a)	35,100	4,844
NIKE, Inc. Class B	2,368,700	174,099
Phillips-Van Heusen Corp.	48,900	2,805
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Polo Ralph Lauren Corp. Class A	186,300	$ 15,843
Shenzhou International Group Holdings Ltd.	547,000	789
Steven Madden Ltd. (a)	74,900	3,655
Trinity Ltd.	2,102,000	1,375
		240,733
TOTAL CONSUMER DISCRETIONARY		2,156,862
CONSUMER STAPLES - 7.4%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	263,432	13,270
C&C Group PLC	669,755	3,027
Coca-Cola Bottling Co. Consolidated	30,294	1,777
Dr Pepper Snapple Group, Inc.	247,700	8,712
The Coca-Cola Co.	4,996,100	274,786
Tsingtao Brewery Co. Ltd. (H Shares)	2,296,000	11,548
		313,120
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	429,500	25,645
Koninklijke Ahold NV	796,224	10,615
Susser Holdings Corp. (a)	54,602	461
Tesco PLC	5,787,322	38,251
Wal-Mart Stores, Inc.	52,100	2,897
Whole Foods Market, Inc. (a)	36,800	1,330
Wm Morrison Supermarkets PLC	773,266	3,445
		82,644
Food Products - 1.4%
Ausnutria Dairy Hunan Co. Ltd. Class H	2,145,000	1,497
Diamond Foods, Inc.	202,000	8,492
General Mills, Inc.	514,700	36,436
Green Mountain Coffee Roasters, Inc. (a)	56,200	5,441
Kraft Foods, Inc. Class A	115,566	3,495
Lancaster Colony Corp.	26,600	1,568
Nestle SA	703,003	36,007
Ralcorp Holdings, Inc. (a)	447,200	30,311
Tingyi (Cayman Island) Holding Corp.	5,766,000	13,635
TreeHouse Foods, Inc. (a)	575,293	25,238
Unilever NV (NY Shares)	39,700	1,197
Want Want China Holdings Ltd.	22,777,000	16,164
		179,481
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 2.5%
Colgate-Palmolive Co.	1,852,300	$ 157,927
Mcbride PLC	484,700	1,677
Procter & Gamble Co.	2,590,467	163,899
		323,503
Personal Products - 0.4%
BaWang International (Group) Holding Ltd.	11,599,000	8,680
Estee Lauder Companies, Inc. Class A	506,200	32,837
Hengan International Group Co. Ltd.	585,000	4,362
Hypermarcas SA (a)	442,600	5,400
NBTY, Inc. (a)	59,400	2,850
		54,129
TOTAL CONSUMER STAPLES		952,877
ENERGY - 6.9%
Energy Equipment & Services - 0.9%
Schlumberger Ltd.	1,853,100	117,598
Seadrill Ltd. (c)	153,600	3,580
		121,178
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.	1,168,500	85,102
Apache Corp.	109,500	11,114
BG Group PLC	618,630	10,709
Birchcliff Energy Ltd. (a)	1,602,000	13,835
Canadian Natural Resources Ltd.	603,600	44,680
Cenovus Energy, Inc.	439,100	11,472
Clean Energy Fuels Corp. (a)(c)	1,051,900	23,962
Concho Resources, Inc. (a)	639,500	32,205
Crescent Point Energy Corp. (c)	377,500	14,487
EnCana Corp.	911,600	28,367
EOG Resources, Inc.	665,800	61,879
EXCO Resources, Inc.	240,600	4,422
Govi High Power Exploration, Inc. (a)(h)	2,750,000	5,500
InterOil Corp. (a)(c)	21,900	1,419
Ivanhoe Energy, Inc. (a)(c)	2,114,400	6,913
Ivanhoe Energy, Inc. warrants 1/26/11 (a)(h)	618,000	1,889
McMoRan Exploration Co. (a)(c)	193,700	2,834
Niko Resources Ltd.	27,100	2,891
Noble Energy, Inc.	2,444,100	178,419
Northern Oil & Gas, Inc. (a)(c)	906,475	14,368
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	1,327,200	$ 112,201
OGX Petroleo e Gas Participacoes SA	282,200	2,640
Pacific Rubiales Energy Corp. (a)	83,700	1,626
PetroBakken Energy Ltd. Class A (c)	189,889	4,959
Petrobank Energy & Resources Ltd. (a)	211,400	11,579
Petroplus Holdings AG	544,927	10,125
Plains Exploration & Production Co. (a)	214,000	6,418
Range Resources Corp.	589,200	27,616
Sable Mining Africa Ltd. (a)	22,242,830	10,297
SouthGobi Energy Resources Ltd. (a)	123,800	1,957
SouthGobi Energy Resources Ltd. (a)(e)	57,600	910
Southwestern Energy Co. (a)	617,500	25,145
TransAtlantic Petroleum Ltd. (a)(e)	1,234,400	4,315
		776,255
TOTAL ENERGY		897,433
FINANCIALS - 11.2%
Capital Markets - 1.0%
BlackRock, Inc. Class A	14,600	3,179
Charles Schwab Corp.	1,738,600	32,494
Franklin Resources, Inc.	225,600	25,019
Goldman Sachs Group, Inc.	152,800	26,072
T. Rowe Price Group, Inc.	705,500	38,753
		125,517
Commercial Banks - 4.1%
Banco do Brasil SA	468,700	7,836
BOK Financial Corp.	24,700	1,295
Center Financial Corp. (a)	50,000	243
Fifth Third Bancorp	99,100	1,347
HDFC Bank Ltd. sponsored ADR (c)	57,300	7,987
Itau Unibanco Banco Multiplo SA ADR	611,370	13,444
M&T Bank Corp. (c)	69,000	5,477
Prosperity Bancshares, Inc.	29,800	1,222
PT Bank Central Asia Tbk	2,333,500	1,412
Royal Bank of Canada	112,100	6,562
Standard Chartered PLC (United Kingdom)	2,269,917	61,931
State Bank of India	165,687	7,681
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Union Bank of India	62,812	$ 410
Wells Fargo & Co.	13,527,385	420,972
		537,819
Consumer Finance - 0.2%
American Express Co.	720,700	29,736
Credit Acceptance Corp. (a)(c)	25,600	1,056
		30,792
Diversified Financial Services - 1.4%
Citigroup, Inc. (a)	4,037,000	16,350
Gimv NV	18,400	993
Hong Kong Exchanges and Clearing Ltd.	1,101,900	18,393
JPMorgan Chase & Co.	3,154,819	141,178
MSCI, Inc. Class A (a)	183,300	6,617
		183,531
Insurance - 4.3%
ACE Ltd.	132,800	6,945
Admiral Group PLC	837,500	16,780
AFLAC, Inc.	24,500	1,330
Berkshire Hathaway, Inc. Class A (a)	3,493	425,447
CNinsure, Inc. ADR	48,900	1,301
Fairfax Financial Holdings Ltd. (sub. vtg.)	48,300	18,164
Primerica, Inc.	30,200	453
The Chubb Corp.	1,044,200	54,142
The Travelers Companies, Inc.	546,200	29,462
		554,024
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	108,472	9,101
Starwood Property Trust, Inc.	145,300	2,804
		11,905
Real Estate Management & Development - 0.1%
Wharf Holdings Ltd.	1,489,000	8,390
TOTAL FINANCIALS		1,451,978
HEALTH CARE - 12.6%
Biotechnology - 3.5%
Acorda Therapeutics, Inc. (a)	17,539	600
Actelion Ltd. (a)	133,936	6,094
Alexion Pharmaceuticals, Inc. (a)	408,700	22,221
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Allos Therapeutics, Inc. (a)(c)	372,600	$ 2,768
ARIAD Pharmaceuticals, Inc. (a)	2,000,000	6,800
AVEO Pharmaceuticals, Inc.	85,000	765
Biogen Idec, Inc. (a)	480,000	27,533
BioMarin Pharmaceutical, Inc. (a)	121,300	2,835
Celgene Corp. (a)	930,600	57,660
Gilead Sciences, Inc. (a)	4,504,100	204,846
Human Genome Sciences, Inc. (a)	819,600	24,752
Incyte Corp. (a)	944,700	13,188
MannKind Corp. (a)	149,406	980
MannKind Corp. warrants 8/3/10 (a)(h)	29,881	6
Medivation, Inc. (a)(c)	875,461	9,184
Regeneron Pharmaceuticals, Inc. (a)	253,500	6,715
RXi Pharmaceuticals Corp. (a)(c)	571,429	2,606
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	796
Seattle Genetics, Inc. (a)	40,900	488
Targacept, Inc. (a)	1,110,400	21,830
United Therapeutics Corp. (a)	162,200	8,975
Vertex Pharmaceuticals, Inc. (a)	565,300	23,104
Zymogenetics, Inc. (a)	916,500	5,252
		449,998
Health Care Equipment & Supplies - 1.9%
AGA Medical Holdings, Inc.	83,400	1,355
Alcon, Inc.	191,500	30,939
Baxter International, Inc.	34,800	2,025
Becton, Dickinson & Co.	192,100	15,124
C. R. Bard, Inc.	174,099	15,080
Conceptus, Inc. (a)	116,000	2,315
Covidien PLC	1,436,966	72,251
DENTSPLY International, Inc.	438,117	15,268
Edwards Lifesciences Corp. (a)	388,482	38,413
ev3, Inc. (a)	467,600	7,416
Gen-Probe, Inc. (a)	27,000	1,350
Hologic, Inc. (a)	77,600	1,439
I-Pulse, Inc. (a)	58,562	94
I-Pulse, Inc. warrants 12/15/10 (a)	58,562	0
Intuitive Surgical, Inc. (a)	6,700	2,332
Inverness Medical Innovations, Inc. (a)	67,987	2,648
Micrus Endovascular Corp. (a)	153,000	3,017
Mindray Medical International Ltd. sponsored ADR (c)	203,500	7,411
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
NuVasive, Inc. (a)	117,700	$ 5,320
ResMed, Inc. (a)	61,700	3,927
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,160,000	9,014
St. Jude Medical, Inc. (a)	68,200	2,800
Thoratec Corp. (a)	142,000	4,750
Volcano Corp. (a)	227,900	5,506
		249,794
Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	262,200	7,583
Cardinal Health, Inc.	36,200	1,304
Emergency Medical Services Corp. Class A (a)	157,100	8,884
Express Scripts, Inc. (a)	601,700	61,229
Henry Schein, Inc. (a)	32,300	1,902
HMS Holdings Corp. (a)	80,400	4,100
IPC The Hospitalist Co., Inc. (a)	8,800	309
Magellan Health Services, Inc. (a)	118,500	5,152
Medco Health Solutions, Inc. (a)	2,108,400	136,118
Sinopharm Group Co. Ltd. (H Shares)	438,000	1,969
		228,550
Health Care Technology - 0.4%
Cerner Corp. (a)	468,073	39,814
Quality Systems, Inc.	248,700	15,280
SXC Health Solutions Corp. (a)	9,700	657
		55,751
Life Sciences Tools & Services - 1.1%
Fluidigm Corp. warrants 8/25/19 (a)	3,117	1
Illumina, Inc. (a)	40,300	1,568
Life Technologies Corp. (a)	612,500	32,015
Mettler-Toledo International, Inc. (a)	552,000	60,278
QIAGEN NV (a)	554,400	12,746
Waters Corp. (a)	467,100	31,548
		138,156
Pharmaceuticals - 3.9%
Abbott Laboratories	3,112,500	163,967
Allergan, Inc.	90,800	5,931
AstraZeneca PLC (United Kingdom)	1,277,668	56,979
Auxilium Pharmaceuticals, Inc. (a)	15,000	467
Bayer AG	17,130	1,159
Bristol-Myers Squibb Co.	175,231	4,679
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Dr. Reddy's Laboratories Ltd. sponsored ADR (c)	146,900	$ 4,147
Forest Laboratories, Inc. (a)	1,004,500	31,501
Johnson & Johnson	734,500	47,889
MAP Pharmaceuticals, Inc. (a)	599,800	9,531
Merck & Co., Inc.	196,400	7,336
Novo Nordisk AS Series B	536,653	41,647
Optimer Pharmaceuticals, Inc. (a)	209,100	2,568
Perrigo Co.	144,700	8,497
Pronova BioPharma ASA (a)	398,400	1,281
Salix Pharmaceuticals Ltd. (a)	188,000	7,003
Shionogi & Co. Ltd.	108,000	2,055
Shire PLC	638,800	14,081
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,107,000	69,830
Valeant Pharmaceuticals International (a)(c)	631,000	27,076
Warner Chilcott PLC (a)	30,000	767
		508,391
TOTAL HEALTH CARE		1,630,640
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc.	47,000	1,314
Precision Castparts Corp.	21,600	2,737
Raytheon Co.	21,100	1,205
The Boeing Co.	45,600	3,311
TransDigm Group, Inc.	23,600	1,252
United Technologies Corp.	198,900	14,641
		24,460
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,096,972	61,266
Airlines - 0.1%
Southwest Airlines Co.	849,700	11,233
Commercial Services & Supplies - 0.3%
APAC Customer Services, Inc. (a)(d)	2,806,744	16,139
Schawk, Inc. Class A	157,546	2,856
Stericycle, Inc. (a)	236,000	12,862
Waste Connections, Inc. (a)	35,400	1,202
		33,059
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	345,700	15,622
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.5%
American Superconductor Corp. (a)(c)	421,700	$ 12,187
China High Speed Transmission Equipment Group Co. Ltd.	3,457,000	7,640
Cooper Industries PLC Class A	638,545	30,612
Fushi Copperweld, Inc. (a)	699,600	7,850
JA Solar Holdings Co. Ltd. ADR (a)	249,900	1,402
Nexxus Lighting, Inc. (a)	109,400	379
Roper Industries, Inc.	21,800	1,261
Sensata Technologies Holding BV	200,100	3,594
		64,925
Industrial Conglomerates - 0.0%
Beijing Enterprises Holdings Ltd.	635,500	4,416
Machinery - 1.0%
China Automation Group Ltd.	5,128,000	3,963
Cummins, Inc.	21,500	1,332
Danaher Corp.	1,003,977	80,228
Duoyuan Global Water, Inc. ADR (c)	98,200	2,727
Oshkosh Co. (a)	61,700	2,489
PACCAR, Inc.	593,223	25,710
SmartHeat, Inc. (a)(c)	630,800	6,775
SPX Corp.	19,800	1,313
		124,537
Marine - 0.0%
Kuehne & Nagel International AG	12,190	1,234
Professional Services - 0.1%
Robert Half International, Inc.	373,600	11,369
SEEK Ltd.	1,000,000	7,359
		18,728
Road & Rail - 0.3%
Canadian National Railway Co.	514,400	31,224
CSX Corp.	47,100	2,397
Dollar Thrifty Automotive Group, Inc. (a)	149,100	4,791
		38,412
Trading Companies & Distributors - 0.0%
Noble Group Ltd.	1,118,000	2,446
W.W. Grainger, Inc.	35,100	3,795
		6,241
TOTAL INDUSTRIALS		404,133
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 31.2%
Communications Equipment - 2.2%
Acme Packet, Inc. (a)	72,700	$ 1,402
Aruba Networks, Inc. (a)	155,300	2,121
BYD Electronic International Co. Ltd. (a)	13,510,500	11,119
Cisco Systems, Inc. (a)	4,577,600	119,155
F5 Networks, Inc. (a)	578,300	35,571
JDS Uniphase Corp. (a)	545,200	6,831
Juniper Networks, Inc. (a)	587,500	18,025
QUALCOMM, Inc.	2,014,300	84,580
Research In Motion Ltd. (a)	138,400	10,235
ZTE Corp. (H Shares)	34,400	208
		289,247
Computers & Peripherals - 7.4%
Apple, Inc. (a)	3,061,953	719,338
EMC Corp. (a)	895,100	16,148
Hewlett-Packard Co.	3,369,500	179,089
NetApp, Inc. (a)	836,300	27,230
Western Digital Corp. (a)	378,600	14,762
		956,567
Electronic Equipment & Components - 1.4%
Agilent Technologies, Inc. (a)	568,800	19,561
Amphenol Corp. Class A	1,805,940	76,193
BYD Co. Ltd. (H Shares) (a)(c)	4,492,690	44,758
Corning, Inc.	72,700	1,469
FLIR Systems, Inc. (a)	560,300	15,800
Ju Teng International Holdings Ltd.	244,000	236
Plexus Corp.	159,000	5,729
Prime View International Co. Ltd. (a)	2,428,000	4,398
Prime View International Co. Ltd. sponsored GDR (a)(e)	89,500	1,620
Sanmina-SCI Corp. (a)	75,100	1,239
Wasion Group Holdings Ltd.	7,686,000	5,445
		176,448
Internet Software & Services - 6.7%
AOL, Inc. (a)	214,499	5,423
Baidu.com, Inc. sponsored ADR (a)	50,100	29,910
Constant Contact, Inc. (a)	299,000	6,943
eBay, Inc. (a)	265,000	7,142
Google, Inc. Class A (a)	1,194,805	677,466
IAC/InterActiveCorp (a)	67,100	1,526
LivePerson, Inc. (a)	576,600	4,423
LogMeIn, Inc.	136,900	2,832
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Mercadolibre, Inc. (a)	39,900	$ 1,924
NetEase.com, Inc. sponsored ADR (a)	409,100	14,511
Open Text Corp. (a)	35,500	1,693
Rackspace Hosting, Inc. (a)	107,100	2,006
Tencent Holdings Ltd.	4,359,500	87,479
VistaPrint Ltd. (a)	317,200	18,160
WebMD Health Corp. (a)	230,036	10,669
		872,107
IT Services - 4.3%
Accenture PLC Class A	1,747,400	73,303
CGI Group, Inc. Class A (sub. vtg.) (a)	171,500	2,567
Cognizant Technology Solutions Corp. Class A (a)	580,100	29,573
Fidelity National Information Services, Inc.	1,120,300	26,260
Fiserv, Inc. (a)	72,100	3,660
Hewitt Associates, Inc. Class A (a)	378,500	15,057
MasterCard, Inc. Class A	157,369	39,972
Redecard SA	413,200	7,643
Visa, Inc. Class A	3,850,600	350,520
Wipro Ltd. sponsored ADR (c)	58,100	1,354
		549,909
Semiconductors & Semiconductor Equipment - 4.6%
Aixtron AG	88,500	3,183
Altera Corp.	1,888,600	45,912
ARM Holdings PLC sponsored ADR	553,200	5,914
ASML Holding NV (NY Shares)	538,700	19,070
Atheros Communications, Inc. (a)	206,623	7,998
Avago Technologies Ltd.	1,376,400	28,299
Broadcom Corp. Class A	1,468,500	48,725
Cavium Networks, Inc. (a)	178,500	4,438
Cirrus Logic, Inc. (a)	41,400	347
Cree, Inc. (a)	834,900	58,627
Cymer, Inc. (a)	131,000	4,886
Intel Corp.	712,200	15,854
KLA-Tencor Corp.	106,500	3,293
Marvell Technology Group Ltd. (a)	4,339,100	88,431
MediaTek, Inc.	218,000	3,784
Micrel, Inc.	755,100	8,049
Netlogic Microsystems, Inc. (a)(c)	453,100	13,335
NVIDIA Corp. (a)	3,169,600	55,088
ON Semiconductor Corp. (a)	488,000	3,904
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Power Integrations, Inc.	48,900	$ 2,015
Samsung Electronics Co. Ltd.	157,861	114,128
Skyworks Solutions, Inc. (a)	2,280,576	35,577
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,907,146	20,006
Veeco Instruments, Inc. (a)(c)	206,700	8,991
Xilinx, Inc.	47,600	1,214
		601,068
Software - 4.6%
Activision Blizzard, Inc.	2,106,000	25,398
Adobe Systems, Inc. (a)	681,206	24,094
ANSYS, Inc. (a)	173,700	7,493
ArcSight, Inc. (a)	325,739	9,170
Ariba, Inc. (a)	276,538	3,554
AsiaInfo Holdings, Inc. (a)	576,000	15,252
Blackboard, Inc. (a)	62,800	2,616
BMC Software, Inc. (a)	1,147,700	43,613
Check Point Software Technologies Ltd. (a)	1,446,500	50,714
Citrix Systems, Inc. (a)	1,347,900	63,985
CommVault Systems, Inc. (a)	154,400	3,296
Fortinet, Inc.	127,000	2,233
Informatica Corp. (a)	768,589	20,644
Intuit, Inc. (a)	149,900	5,148
Longtop Financial Technologies Ltd. ADR (a)	209,100	6,735
McAfee, Inc. (a)	396,600	15,916
NCsoft Corp.	50,403	6,393
Oracle Corp.	6,117,850	157,168
Pegasystems, Inc.	229,800	8,503
Perfect World Co. Ltd. sponsored ADR Class B (a)	147,900	5,539
Red Hat, Inc. (a)	490,800	14,366
Rovi Corp. (a)	256,600	9,528
Salesforce.com, Inc. (a)	523,700	38,989
SolarWinds, Inc. (c)	388,900	8,424
Solera Holdings, Inc.	50,400	1,948
Sourcefire, Inc. (a)	971,340	22,292
SuccessFactors, Inc. (a)	163,900	3,121
Sybase, Inc. (a)	182,800	8,522
TIBCO Software, Inc. (a)	592,300	6,391
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
VanceInfo Technologies, Inc. ADR (a)	313,800	$ 6,995
VMware, Inc. Class A (a)	54,500	2,905
		600,945
TOTAL INFORMATION TECHNOLOGY		4,046,291
MATERIALS - 5.0%
Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	35,700	1,329
Ecolab, Inc.	533,600	23,452
Huabao International Holdings Ltd.	19,884,000	23,894
Lubrizol Corp.	89,800	8,236
NewMarket Corp.	5,400	556
STR Holdings, Inc.	99,300	2,334
		59,801
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	31,100	1,417
Temple-Inland, Inc.	52,600	1,075
		2,492
Metals & Mining - 4.6%
Alamos Gold, Inc.	104,100	1,391
AngloGold Ashanti Ltd. sponsored ADR	583,100	22,129
B2Gold Corp. (a)(c)	2,504,500	3,181
B2Gold Corp. (a)(e)	660,000	838
BHP Billiton Ltd. sponsored ADR (c)	55,800	4,482
Crocodile Gold Corp. (a)(c)	3,483,600	5,763
Eldorado Gold Corp. (a)	4,666,303	56,657
First Quantum Minerals Ltd.	50,900	4,189
Franco-Nevada Corp.	1,530,700	41,075
Franco-Nevada Corp. (e)	126,300	3,389
Franco-Nevada Corp. warrants 6/16/17 (a)(e)	63,150	454
Freeport-McMoRan Copper & Gold, Inc.	48,000	4,010
Goldcorp, Inc.	2,988,801	111,694
Ivanhoe Mines Ltd. (a)	4,030,400	70,448
Kinross Gold Corp.	3,767,176	64,437
New Gold, Inc. (a)	683,000	2,939
Newcrest Mining Ltd.	2,656,317	79,997
Northern Dynasty Minerals Ltd. (a)	78,300	746
Novagold Resources, Inc. (a)(c)	36,200	259
POSCO sponsored ADR	10,500	1,229
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Randgold Resources Ltd. sponsored ADR	881,522	$ 67,727
Red Back Mining, Inc. (a)	1,854,804	37,900
Red Back Mining, Inc. (a)(e)	98,900	2,021
Seabridge Gold, Inc. (a)	82,900	2,019
Ventana Gold Corp. (a)	242,200	2,242
		591,216
TOTAL MATERIALS		653,509
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
AboveNet, Inc. (a)	143,200	7,265
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	402,600	17,155
Clearwire Corp.:
rights 6/21/10 (a)	357,050	66
Class A (a)	357,050	2,553
Millicom International Cellular SA	46,400	4,137
NII Holdings, Inc. (a)	162,400	6,766
NTT DoCoMo, Inc.	1,195	1,819
Vivo Participacoes SA sponsored ADR	530,000	14,368
		46,864
TOTAL TELECOMMUNICATION SERVICES		54,129
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	3,794,910	8,735
TOTAL COMMON STOCKS (Cost $9,620,185)		12,256,587
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (a)(h)	541,260	3,191
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Light Sciences Oncology, Inc. (a)(h)	463,700	$ 1,855
Light Sciences Oncology, Inc. Series B (a)(h)	1,792,115	7,168
		9,023
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(h)	91,600	1,053
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	143,925	1,007
TOTAL HEALTH CARE		11,083
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(h)	64,821	486
Software - 0.0%
Trion World Network, Inc. 8.00% (a)(h)	602,295	3,307
TOTAL INFORMATION TECHNOLOGY		3,793
TOTAL CONVERTIBLE PREFERRED STOCKS		18,067
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(h)	809,262	1,003
TOTAL PREFERRED STOCKS (Cost $34,367)		19,070
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	$ 700	560
6.625% 10/1/28	1,490	1,244
7.45% 7/16/31	2,235	2,112
		3,916
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Ford Holdings LLC 9.3% 3/1/30	$ 6,415	$ 6,447
TOTAL NONCONVERTIBLE BONDS (Cost $4,300)		10,363
Floating Rate Loans - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. term loan 3.2584% 12/15/13 (f) (Cost $5,909)	6,624	6,392
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.19% (g)	692,333,808	692,334
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(g)	160,672,290	160,672
TOTAL MONEY MARKET FUNDS (Cost $853,006)		853,006
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $10,517,767)		13,145,418
NET OTHER ASSETS - (1.5)%		(195,753)
NET ASSETS - 100%		$ 12,949,665
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,082,000 or 0.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,308,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
Govi High Power Exploration, Inc.	9/28/07	$ 5,500
Security	Acquisition Date	Acquisition Cost (000s)
Ivanhoe Energy, Inc. warrants 1/26/11	1/20/10	$ 1,854
Light Sciences Oncology, Inc.	7/9/08	$ 3,881
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
Slide, Inc. Series D	1/14/08	$ 3,693
superDimension Ltd.	2/27/08 - 5/22/08	$ 1,963
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Trion World Network, Inc. 8.00%	8/22/08	$ 3,307
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 286
Fidelity Securities Lending Cash Central Fund	488
Total	$ 774
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
APAC Customer Services, Inc.	$ 16,283	$ 405	$ -	$ -	$ 16,139
Sable Mining Africa Ltd.	5,142	-	2,361	-	-
Total	$ 21,425	$ 405	$ 2,361	$ -	$ 16,139
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,156,862	$ 2,152,984	$ 3,028	$ 850
Consumer Staples	952,877	952,877	-	-
Energy	897,433	890,044	-	7,389
Financials	1,455,169	1,451,525	453	3,191
Health Care	1,641,723	1,556,628	73,917	11,178
Industrials	404,133	404,133	-	-
Information Technology	4,050,084	4,046,291	-	3,793
Materials	653,509	653,509	-	-
Telecommunication Services	55,132	52,310	1,819	1,003
Utilities	8,735	8,735	-	-
Corporate Bonds	10,363	-	10,363	-
Floating Rate Loans	6,392	-	6,392	-
Money Market Funds	853,006	853,006	-	-
Total Investments in Securities:	$ 13,145,418	$ 13,022,042	$ 95,972	$ 27,404
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 25,420
Total Realized Gain (Loss)	94
Total Unrealized Gain (Loss)	119
Cost of Purchases	1,865
Proceeds of Sales	(94)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 27,404
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ 119

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $10,583,291,000. Net unrealized appreciation aggregated $2,562,127,000, of which $2,745,590,000 related to appreciated investment securities and $183,463,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Contrafund® -
Contrafund
Class K

March 31, 2010

1.799873.106

CON-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 0.2%
ArvinMeritor, Inc. (a)	1,688,300	$ 22,539
Autoliv, Inc.	555,500	28,625
Gentex Corp.	1,556,804	30,233
Johnson Controls, Inc.	1,013,200	33,425
		114,822
Automobiles - 0.6%
Dongfeng Motor Group Co. Ltd. (H Shares)	31,332,000	50,927
Ford Motor Co. (a)	6,112,600	76,835
Geely Automobile Holdings Ltd. (c)	261,045,000	138,184
Honda Motor Co. Ltd. sponsored ADR	2,651,344	93,566
Hyundai Motor Co.	366,354	37,398
		396,910
Diversified Consumer Services - 0.4%
Capella Education Co. (a)	67,664	6,282
Career Education Corp. (a)	220,000	6,961
DeVry, Inc.	1,436,081	93,632
Strayer Education, Inc. (c)	666,338	162,267
Universal Technical Institute, Inc. (a)	460,863	10,517
		279,659
Hotels, Restaurants & Leisure - 4.1%
7 Days Group Holdings Ltd. ADR	437,900	4,550
Buffalo Wild Wings, Inc. (a)	89,919	4,326
Cafe de Coral Holdings Ltd.	5,784,000	13,618
Chipotle Mexican Grill, Inc. (a)(d)	2,901,212	326,880
Ctrip.com International Ltd. sponsored ADR (a)	1,271,000	49,823
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,599,410	52,365
Little Sheep Group Ltd.	18,723,000	10,466
Marriott International, Inc. Class A	1,299,800	40,970
McDonald's Corp.	22,703,870	1,514,802
Panera Bread Co. Class A (a)	632,900	48,411
Sands China Ltd.	15,243,200	24,227
Sodexo SA	255,644	15,279
Starbucks Corp.	9,349,400	226,910
The Cheesecake Factory, Inc. (a)	249,700	6,757
Tim Hortons, Inc. (d)	11,116,232	362,278
WMS Industries, Inc. (a)	1,481,657	62,141
		2,763,803
Household Durables - 0.1%
D.R. Horton, Inc.	28,900	364
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
iRobot Corp. (a)	625,123	$ 9,477
Lennar Corp. Class A	430,000	7,400
Ryland Group, Inc.	273,200	6,131
Tempur-Pedic International, Inc. (a)	498,777	15,043
		38,415
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	6,366,008	864,058
Expedia, Inc.	1,548,500	38,651
Liberty Media Corp. Interactive Series A (a)	5,534,755	84,737
Netflix, Inc. (a)	547,739	40,390
Priceline.com, Inc. (a)	1,018,100	259,616
		1,287,452
Leisure Equipment & Products - 0.0%
Hasbro, Inc.	187,700	7,185
Mattel, Inc.	601,500	13,678
		20,863
Media - 4.0%
CKX, Inc. (a)	1,781,993	10,924
Comcast Corp. Class A	2,351,200	44,250
DIRECTV (a)	14,297,109	483,385
Discovery Communications, Inc. (a)(c)(d)	11,753,905	397,164
DreamWorks Animation SKG, Inc. Class A (a)	1,488,818	58,645
Liberty Media Corp.:
Capital Series A (a)	1,053,378	38,311
Starz Series A (a)	887,411	48,524
Naspers Ltd. Class N	2,083,000	90,510
Net Servicos de Comunicacao SA sponsored ADR	450,000	5,828
Pearson PLC	611,200	9,611
Scripps Networks Interactive, Inc. Class A	4,549,952	201,790
The Walt Disney Co.	35,593,119	1,242,556
The Weinstein Co. Holdings, LLC Class A-1 (a)(h)	41,234	15,463
Virgin Media, Inc.	802,500	13,851
		2,660,812
Multiline Retail - 0.7%
99 Cents Only Stores (a)	3,111,600	50,719
Big Lots, Inc. (a)	620,100	22,584
Dollar Tree, Inc. (a)(d)	4,392,300	260,112
Dollarama, Inc.	1,196,150	25,855
Dollarama, Inc. (e)	381,500	8,246
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Mothercare PLC	812,162	$ 7,403
Next PLC	596,400	19,590
Parkson Retail Group Ltd.	3,599,000	6,211
PCD Stores Group Ltd.	38,178,000	12,637
Target Corp.	765,200	40,250
		453,607
Specialty Retail - 2.9%
Aeropostale, Inc. (a)	2,448,150	70,580
American Eagle Outfitters, Inc.	350,000	6,482
Bed Bath & Beyond, Inc. (a)	2,079,000	90,977
Belle International Holdings Ltd.	28,303,000	38,057
Best Buy Co., Inc.	129,200	5,496
Chico's FAS, Inc.	2,595,695	37,430
DSW, Inc. Class A (a)(c)	509,200	13,000
Inditex SA	1,167,768	76,980
J. Crew Group, Inc. (a)(c)(d)	6,324,653	290,302
Lumber Liquidators Holdings, Inc. (a)(c)	1,066,248	28,437
O'Reilly Automotive, Inc. (a)	347,000	14,473
RadioShack Corp.	1,326,800	30,025
Ross Stores, Inc.	3,503,233	187,318
rue21, Inc.	1,012,413	35,100
Staples, Inc.	1,052,000	24,606
TJX Companies, Inc.	19,466,062	827,697
Urban Outfitters, Inc. (a)	3,848,700	146,366
Zumiez, Inc. (a)	681,840	13,971
		1,937,297
Textiles, Apparel & Luxury Goods - 1.9%
Anta Sports Products Ltd.	1,598,000	2,639
Burberry Group PLC	3,572,000	38,738
Carter's, Inc. (a)	250,000	7,538
China Dongxiang Group Co. Ltd.	27,249,000	19,653
Coach, Inc.	2,610,122	103,152
Deckers Outdoor Corp. (a)	184,400	25,447
NIKE, Inc. Class B	12,638,800	928,952
Phillips-Van Heusen Corp.	250,300	14,357
Polo Ralph Lauren Corp. Class A	782,600	66,552
Shenzhou International Group Holdings Ltd.	3,008,000	4,339
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd. (a)	380,601	$ 18,573
Trinity Ltd.	11,174,000	7,311
		1,237,251
TOTAL CONSUMER DISCRETIONARY		11,190,891
CONSUMER STAPLES - 8.0%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	1,184,881	59,688
C&C Group PLC	3,448,818	15,587
Dr Pepper Snapple Group, Inc.	1,309,400	46,052
The Coca-Cola Co.	27,216,691	1,496,918
Tsingtao Brewery Co. Ltd. (H Shares)	11,818,000	59,438
		1,677,683
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	2,374,123	141,759
Koninklijke Ahold NV	4,075,962	54,338
Susser Holdings Corp. (a)	435,176	3,677
Tesco PLC	31,693,276	209,476
Wal-Mart Stores, Inc.	589,100	32,754
Whole Foods Market, Inc. (a)	185,100	6,691
Wm Morrison Supermarkets PLC	5,187,501	23,110
		471,805
Food Products - 1.6%
Ausnutria Dairy Hunan Co. Ltd. Class H	10,656,000	7,439
Diamond Foods, Inc. (d)	1,057,700	44,466
General Mills, Inc.	3,077,300	217,842
Green Mountain Coffee Roasters, Inc. (a)	299,900	29,036
Kellogg Co.	430,634	23,009
Kraft Foods, Inc. Class A	947,824	28,662
Lancaster Colony Corp.	146,122	8,615
Nestle SA	4,881,460	250,023
Ralcorp Holdings, Inc. (a)	2,194,200	148,723
Tingyi (Cayman Island) Holding Corp.	28,974,000	68,514
TreeHouse Foods, Inc. (a)(d)	3,408,796	149,544
Unilever NV (NY Shares)	222,200	6,702
Want Want China Holdings Ltd.	114,927,000	81,559
		1,064,134
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 2.7%
Colgate-Palmolive Co.	10,597,611	$ 903,552
Mcbride PLC	2,439,518	8,442
Procter & Gamble Co.	14,144,119	894,898
		1,806,892
Personal Products - 0.5%
BaWang International (Group) Holding Ltd.	59,540,000	44,554
Estee Lauder Companies, Inc. Class A	2,553,200	165,626
Hengan International Group Co. Ltd.	3,382,500	25,224
Hypermarcas SA (a)	2,845,600	34,715
NBTY, Inc. (a)	366,500	17,585
		287,704
TOTAL CONSUMER STAPLES		5,308,218
ENERGY - 7.0%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	9,759,300	619,325
Seadrill Ltd. (c)	786,200	18,324
		637,649
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.	5,703,400	415,379
Apache Corp.	584,700	59,347
BG Group PLC	3,100,579	53,674
Birchcliff Energy Ltd. (a)(d)	9,939,100	85,835
Canadian Natural Resources Ltd. (c)	3,198,406	236,754
Cenovus Energy, Inc.	3,310,448	86,486
Clean Energy Fuels Corp. (a)(d)	5,073,165	115,567
Concho Resources, Inc. (a)	3,243,339	163,335
Crescent Point Energy Corp. (c)	1,981,700	76,048
EnCana Corp.	5,490,548	170,853
EOG Resources, Inc.	3,322,957	308,836
EXCO Resources, Inc.	671,800	12,348
InterOil Corp. (a)(c)	114,600	7,426
Ivanhoe Energy, Inc. (a)(c)	12,036,400	39,351
Ivanhoe Energy, Inc. warrants 1/26/11 (a)(h)	3,282,000	10,032
McMoRan Exploration Co. (a)(c)	1,002,835	14,671
Niko Resources Ltd.	148,000	15,788
Noble Energy, Inc. (d)	13,426,236	980,115
Northern Oil & Gas, Inc. (a)(d)	3,786,862	60,022
Occidental Petroleum Corp.	6,925,941	585,519
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
OGX Petroleo e Gas Participacoes SA	1,426,300	$ 13,343
Pacific Rubiales Energy Corp. (a)	430,100	8,356
PetroBakken Energy Ltd. Class A (c)	1,063,067	27,762
Petrobank Energy & Resources Ltd. (a)	1,101,800	60,347
Petroplus Holdings AG	2,868,860	53,306
Plains Exploration & Production Co. (a)	1,145,000	34,339
Range Resources Corp.	2,979,800	139,663
SouthGobi Energy Resources Ltd. (a)	652,300	10,310
SouthGobi Energy Resources Ltd. (a)(e)	299,600	4,735
Southwestern Energy Co. (a)	2,855,567	116,279
TransAtlantic Petroleum Ltd. (a)(e)	6,578,651	22,998
		3,988,824
TOTAL ENERGY		4,626,473
FINANCIALS - 11.7%
Capital Markets - 0.9%
BlackRock, Inc. Class A	79,000	17,203
Charles Schwab Corp.	8,369,075	156,418
Franklin Resources, Inc.	1,029,900	114,216
Goldman Sachs Group, Inc.	643,109	109,734
T. Rowe Price Group, Inc.	3,225,300	177,166
		574,737
Commercial Banks - 4.2%
Banco do Brasil SA	2,331,000	38,973
BOK Financial Corp.	125,000	6,555
Fifth Third Bancorp	510,600	6,939
HDFC Bank Ltd. sponsored ADR (c)	297,800	41,510
Itau Unibanco Banco Multiplo SA ADR	3,006,970	66,123
M&T Bank Corp. (c)	350,900	27,854
Metro Bank PLC Class A (a)(d)(h)	1,089,000	12,397
Prosperity Bancshares, Inc.	150,000	6,150
PT Bank Central Asia Tbk	12,500,000	7,563
Royal Bank of Canada	500,000	29,266
Standard Chartered PLC (United Kingdom)	12,005,503	327,550
State Bank of India	860,657	39,898
Union Bank of India	329,374	2,148
Wells Fargo & Co.	70,479,815	2,193,332
		2,806,258
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.2%
American Express Co.	3,435,233	$ 141,738
Credit Acceptance Corp. (a)	132,800	5,477
		147,215
Diversified Financial Services - 1.5%
Citigroup, Inc. (a)	23,428,800	94,887
Gimv NV	100,000	5,396
Hong Kong Exchanges and Clearing Ltd.	5,258,700	87,778
JPMorgan Chase & Co.	17,149,329	767,432
MSCI, Inc. Class A (a)	755,800	27,284
		982,777
Insurance - 4.8%
ACE Ltd.	512,478	26,803
Admiral Group PLC	4,881,222	97,798
AFLAC, Inc.	126,200	6,851
Axis Capital Holdings Ltd.	317,335	9,920
Berkshire Hathaway, Inc. Class A (a)(c)	20,497	2,496,535
CNinsure, Inc. ADR	240,000	6,386
Fairfax Financial Holdings Ltd. (sub. vtg.)	261,922	98,501
Primerica, Inc.	154,900	2,324
The Chubb Corp.	5,579,900	289,318
The Travelers Companies, Inc.	2,669,515	143,994
		3,178,430
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	513,220	43,059
Starwood Property Trust, Inc.	870,000	16,791
		59,850
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd.	5,231,000	29,476
TOTAL FINANCIALS		7,778,743
HEALTH CARE - 12.7%
Biotechnology - 3.2%
Acorda Therapeutics, Inc. (a)	60,000	2,052
Actelion Ltd. (a)	794,782	36,162
Alexion Pharmaceuticals, Inc. (a)	1,049,882	57,082
Allos Therapeutics, Inc. (a)(c)	1,793,800	13,328
AVEO Pharmaceuticals, Inc.	869,000	7,821
Biogen Idec, Inc. (a)	2,570,200	147,427
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	618,000	$ 14,443
Celgene Corp. (a)	4,814,904	298,331
Gilead Sciences, Inc. (a)	24,373,794	1,108,520
Human Genome Sciences, Inc. (a)	3,131,596	94,574
Incyte Corp. (a)	4,719,100	65,879
MannKind Corp. (a)	1,521,689	9,982
MannKind Corp. warrants 8/3/10 (a)(h)	304,338	57
Medivation, Inc. (a)(c)(d)	3,295,635	34,571
Regeneron Pharmaceuticals, Inc. (a)	1,635,031	43,312
Seattle Genetics, Inc. (a)	419,376	5,007
Targacept, Inc. (a)(d)	1,540,569	30,288
United Therapeutics Corp. (a)	827,400	45,780
Vertex Pharmaceuticals, Inc. (a)	2,693,000	110,063
Zymogenetics, Inc. (a)(d)	4,776,900	27,372
		2,152,051
Health Care Equipment & Supplies - 2.2%
AGA Medical Holdings, Inc.	400,000	6,500
Alcon, Inc.	1,460,500	235,958
Baxter International, Inc.	553,700	32,225
Becton, Dickinson & Co.	1,426,148	112,281
C. R. Bard, Inc.	879,940	76,220
Conceptus, Inc. (a)	602,200	12,020
Covidien PLC	7,596,608	381,957
DENTSPLY International, Inc.	2,103,708	73,314
Edwards Lifesciences Corp. (a)	1,990,179	196,789
ev3, Inc. (a)	2,312,500	36,676
Gen-Probe, Inc. (a)	150,000	7,500
Hologic, Inc. (a)	426,200	7,902
Intuitive Surgical, Inc. (a)	57,900	20,157
Inverness Medical Innovations, Inc. (a)	260,004	10,127
Mindray Medical International Ltd. sponsored ADR (c)	835,900	30,443
NuVasive, Inc. (a)(c)	1,275,093	57,634
ResMed, Inc. (a)	443,200	28,210
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	11,916,000	49,725
St. Jude Medical, Inc. (a)	346,700	14,232
Stryker Corp.	110,000	6,294
Thoratec Corp. (a)	707,620	23,670
Volcano Corp. (a)	1,209,200	29,214
		1,449,048
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.7%
AmerisourceBergen Corp.	1,405,100	$ 40,635
Cardinal Health, Inc.	194,500	7,008
Emergency Medical Services Corp. Class A (a)	850,800	48,113
Express Scripts, Inc. (a)	2,652,200	269,888
Henry Schein, Inc. (a)	103,533	6,098
HMS Holdings Corp. (a)	430,400	21,946
IPC The Hospitalist Co., Inc. (a)	45,516	1,598
Magellan Health Services, Inc. (a)	620,600	26,984
Medco Health Solutions, Inc. (a)	10,766,487	695,084
Sinopharm Group Co. Ltd. Class H	2,357,200	10,596
		1,127,950
Health Care Technology - 0.4%
Cerner Corp. (a)	2,316,189	197,015
Quality Systems, Inc. (c)(d)	1,489,685	91,526
SXC Health Solutions Corp. (a)	50,042	3,389
		291,930
Life Sciences Tools & Services - 1.1%
Fluidigm Corp. warrants 8/25/19 (a)	28,439	5
Illumina, Inc. (a)	221,256	8,607
Life Technologies Corp. (a)	3,110,100	162,565
Mettler-Toledo International, Inc. (a)(d)	3,010,300	328,725
QIAGEN NV (a)	2,922,859	67,197
Waters Corp. (a)	2,429,481	164,087
		731,186
Pharmaceuticals - 4.1%
Abbott Laboratories	17,009,683	896,070
Allergan, Inc.	510,500	33,346
AstraZeneca PLC (United Kingdom)	7,051,231	314,457
Auxilium Pharmaceuticals, Inc. (a)	80,000	2,493
Bayer AG	94,037	6,361
Bristol-Myers Squibb Co.	1,158,431	30,930
Dr. Reddy's Laboratories Ltd. sponsored ADR (c)	772,900	21,819
Forest Laboratories, Inc. (a)	5,066,000	158,870
Johnson & Johnson	4,838,700	315,483
MAP Pharmaceuticals, Inc. (a)	361,874	5,750
Merck & Co., Inc.	1,330,550	49,696
Novo Nordisk AS Series B	2,848,972	221,094
Optimer Pharmaceuticals, Inc. (a)	1,159,976	14,245
Perrigo Co.	835,800	49,078
Pronova BioPharma ASA (a)	2,088,800	6,714
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Salix Pharmaceuticals Ltd. (a)	994,100	$ 37,030
Shionogi & Co. Ltd.	640,000	12,181
Shire PLC	3,401,100	74,972
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,966,700	313,299
Valeant Pharmaceuticals International (a)(c)	2,949,174	126,549
Warner Chilcott PLC (a)	220,000	5,621
		2,696,058
TOTAL HEALTH CARE		8,448,223
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc.	250,000	6,988
Precision Castparts Corp.	191,300	24,240
Raytheon Co.	105,800	6,043
The Boeing Co.	244,491	17,752
TransDigm Group, Inc.	123,300	6,540
United Technologies Corp.	1,076,000	79,204
		140,767
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	6,078,225	339,469
Airlines - 0.1%
Southwest Airlines Co.	4,491,500	59,378
Commercial Services & Supplies - 0.1%
APAC Customer Services, Inc. (a)	388,241	2,232
Stericycle, Inc. (a)	1,266,099	69,002
Waste Connections, Inc. (a)	189,000	6,418
		77,652
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	1,809,472	81,770
Electrical Equipment - 0.5%
American Superconductor Corp. (a)(c)	1,872,213	54,107
China High Speed Transmission Equipment Group Co. Ltd.	18,832,000	41,621
Cooper Industries PLC Class A	4,051,141	194,212
JA Solar Holdings Co. Ltd. ADR (a)(c)	1,343,000	7,534
Nexxus Lighting, Inc. (a)	574,100	1,986
Roper Industries, Inc.	118,300	6,842
Sensata Technologies Holding BV	1,032,500	18,544
		324,846
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Beijing Enterprises Holdings Ltd.	3,563,500	$ 24,761
Machinery - 1.0%
China Automation Group Ltd.	29,036,000	22,438
Cummins, Inc.	116,200	7,199
Danaher Corp.	5,185,109	414,342
Duoyuan Global Water, Inc. ADR (c)	480,800	13,352
Oshkosh Co. (a)	320,600	12,933
PACCAR, Inc.	2,943,941	127,590
SmartHeat, Inc. (a)(c)(d)	3,221,689	34,601
SPX Corp.	106,200	7,043
		639,498
Marine - 0.0%
Kuehne & Nagel International AG	65,000	6,578
Professional Services - 0.1%
Robert Half International, Inc.	1,795,900	54,649
Road & Rail - 0.3%
Canadian National Railway Co.	2,739,100	166,261
CSX Corp.	261,400	13,305
Dollar Thrifty Automotive Group, Inc. (a)	770,300	24,750
		204,316
Trading Companies & Distributors - 0.1%
Noble Group Ltd.	5,911,000	12,930
W.W. Grainger, Inc.	188,300	20,359
		33,289
TOTAL INDUSTRIALS		1,986,973
INFORMATION TECHNOLOGY - 30.8%
Communications Equipment - 2.2%
Acme Packet, Inc. (a)	389,500	7,510
Aruba Networks, Inc. (a)	832,089	11,366
BYD Electronic International Co. Ltd. (a)	86,965,500	71,573
Cisco Systems, Inc. (a)	21,665,000	563,940
F5 Networks, Inc. (a)	2,897,379	178,218
JDS Uniphase Corp. (a)	2,841,300	35,601
Juniper Networks, Inc. (a)	3,169,589	97,243
QUALCOMM, Inc.	10,441,443	438,436
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Research In Motion Ltd. (a)	715,200	$ 52,889
ZTE Corp. (H Shares)	184,400	1,117
		1,457,893
Computers & Peripherals - 7.4%
Apple, Inc. (a)	15,716,447	3,692,265
EMC Corp. (a)	4,217,400	76,082
Hewlett-Packard Co.	17,281,149	918,493
NetApp, Inc. (a)	4,469,600	145,530
Western Digital Corp. (a)	1,736,100	67,691
		4,900,061
Electronic Equipment & Components - 1.4%
Agilent Technologies, Inc. (a)	2,327,000	80,026
Amphenol Corp. Class A (d)	9,140,312	385,630
BYD Co. Ltd. (H Shares) (a)(c)	23,423,500	233,353
Corning, Inc.	537,000	10,853
FLIR Systems, Inc. (a)	3,762,308	106,097
Ju Teng International Holdings Ltd.	1,258,000	1,215
Plexus Corp.	861,739	31,048
Prime View International Co. Ltd. (a)	13,126,000	23,777
Prime View International Co. Ltd. sponsored GDR (a)(e)	471,100	8,529
Sanmina-SCI Corp. (a)	404,000	6,666
Wasion Group Holdings Ltd.	44,962,000	31,850
		919,044
Internet Software & Services - 7.1%
AOL, Inc. (a)	960,598	24,284
Baidu.com, Inc. sponsored ADR (a)	250,300	149,429
Constant Contact, Inc. (a)(c)(d)	1,477,546	34,309
eBay, Inc. (a)	1,086,600	29,284
Google, Inc. Class A (a)	6,521,048	3,697,500
IAC/InterActiveCorp (a)	357,684	8,134
LivePerson, Inc. (a)	1,335,065	10,240
LogMeIn, Inc.	687,949	14,234
Mercadolibre, Inc. (a)	224,500	10,823
NetEase.com, Inc. sponsored ADR (a)	2,061,700	73,128
Open Text Corp. (a)	239,500	11,422
Rackspace Hosting, Inc. (a)	519,869	9,737
Tencent Holdings Ltd.	23,206,000	465,659
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VistaPrint Ltd. (a)	1,682,312	$ 96,312
WebMD Health Corp. (a)	1,230,204	57,057
		4,691,552
IT Services - 3.9%
Accenture PLC Class A	10,235,100	429,362
CGI Group, Inc. Class A (sub. vtg.) (a)	919,800	13,768
Cognizant Technology Solutions Corp. Class A (a)	2,951,200	150,452
Fidelity National Information Services, Inc.	6,053,175	141,886
Fiserv, Inc. (a)	390,000	19,796
Hewitt Associates, Inc. Class A (a)	1,876,100	74,631
MasterCard, Inc. Class A	807,538	205,115
Redecard SA	2,248,300	41,585
Visa, Inc. Class A	16,607,893	1,511,816
Wipro Ltd. sponsored ADR (c)	294,100	6,855
		2,595,266
Semiconductors & Semiconductor Equipment - 4.3%
Aixtron AG	454,500	16,345
Altera Corp.	9,531,300	231,706
ARM Holdings PLC sponsored ADR	2,805,900	29,995
ASML Holding NV (NY Shares)	2,457,500	86,996
Atheros Communications, Inc. (a)	745,703	28,866
Avago Technologies Ltd.	7,076,877	145,501
Broadcom Corp. Class A	7,245,300	240,399
Cavium Networks, Inc. (a)	943,024	23,444
Cirrus Logic, Inc. (a)	211,617	1,775
Cree, Inc. (a)	3,452,400	242,428
Intel Corp.	5,238,450	116,608
KLA-Tencor Corp.	409,500	12,662
Marvell Technology Group Ltd. (a)	20,139,923	410,452
MediaTek, Inc.	1,075,000	18,660
Micrel, Inc. (d)	3,873,641	41,293
Netlogic Microsystems, Inc. (a)(c)	1,924,076	56,626
NVIDIA Corp. (a)	14,947,656	259,790
Samsung Electronics Co. Ltd.	815,222	589,378
Skyworks Solutions, Inc. (a)(d)	11,883,358	185,380
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	9,710,380	101,862
Veeco Instruments, Inc. (a)(c)	1,108,100	48,202
Xilinx, Inc.	241,400	6,156
		2,894,524
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 4.5%
Activision Blizzard, Inc.	10,926,064	$ 131,768
Adobe Systems, Inc. (a)	3,403,308	120,375
ANSYS, Inc. (a)	878,133	37,883
ArcSight, Inc. (a)	540,600	15,218
Ariba, Inc. (a)	1,397,200	17,954
AsiaInfo Holdings, Inc. (a)(d)	2,703,000	71,575
Blackboard, Inc. (a)	330,600	13,773
BMC Software, Inc. (a)	5,784,047	219,794
Check Point Software Technologies Ltd. (a)	7,185,200	251,913
Citrix Systems, Inc. (a)	6,565,400	311,660
CommVault Systems, Inc. (a)	818,781	17,481
Fortinet, Inc.	680,860	11,970
Informatica Corp. (a)	3,915,247	105,164
Intuit, Inc. (a)	774,900	26,610
Kingdee International Software Group Co. Ltd.	8,184,000	3,194
Longtop Financial Technologies Ltd. ADR (a)	875,000	28,184
McAfee, Inc. (a)	2,251,711	90,361
NCsoft Corp.	260,882	33,087
Oracle Corp.	31,792,100	816,739
Pegasystems, Inc.	1,191,826	44,098
Perfect World Co. Ltd. sponsored ADR Class B (a)	742,800	27,818
Red Hat, Inc. (a)	2,525,625	73,925
Rovi Corp. (a)	1,303,128	48,385
Salesforce.com, Inc. (a)	4,050,382	301,551
SolarWinds, Inc. (c)	2,016,500	43,677
Solera Holdings, Inc.	269,054	10,399
Sourcefire, Inc. (a)	719,575	16,514
SuccessFactors, Inc. (a)	879,444	16,745
Sybase, Inc. (a)	1,109,400	51,720
TIBCO Software, Inc. (a)	2,912,900	31,430
VanceInfo Technologies, Inc. ADR (a)	373,653	8,329
VMware, Inc. Class A (a)	276,700	14,748
		3,014,042
TOTAL INFORMATION TECHNOLOGY		20,472,382
MATERIALS - 5.2%
Chemicals - 0.5%
Ecolab, Inc.	2,998,963	131,804
Huabao International Holdings Ltd.	108,843,000	130,792
Lubrizol Corp.	460,100	42,200
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
NewMarket Corp.	27,733	$ 2,856
STR Holdings, Inc.	506,596	11,905
		319,557
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	170,500	7,770
Temple-Inland, Inc.	170,223	3,478
		11,248
Metals & Mining - 4.7%
Alamos Gold, Inc.	528,700	7,065
AngloGold Ashanti Ltd. sponsored ADR	3,090,600	117,288
B2Gold Corp. (a)	11,985,837	15,226
B2Gold Corp. (a)(e)	5,850,000	7,431
BHP Billiton Ltd. sponsored ADR (c)	250,500	20,120
Eldorado Gold Corp. (a)	22,629,588	274,764
First Quantum Minerals Ltd.	259,600	21,364
Franco-Nevada Corp. (d)	8,046,100	215,910
Franco-Nevada Corp. (d)(e)	695,100	18,652
Franco-Nevada Corp. warrants 6/16/17 (a)(e)	347,550	2,498
Freeport-McMoRan Copper & Gold, Inc.	258,400	21,587
Goldcorp, Inc.	15,526,583	580,240
Ivanhoe Mines Ltd. (a)(d)	23,083,000	403,469
Kinross Gold Corp. (c)	19,722,879	337,357
New Gold, Inc. (a)	3,623,500	15,593
Newcrest Mining Ltd.	13,812,735	415,979
Northern Dynasty Minerals Ltd. (a)	407,600	3,885
Novagold Resources, Inc. (a)	188,800	1,350
POSCO sponsored ADR	55,500	6,494
Randgold Resources Ltd. sponsored ADR	4,563,812	350,638
Red Back Mining, Inc. (a)(d)	14,077,500	287,650
Red Back Mining, Inc. (a)(d)(e)	592,400	12,105
Seabridge Gold, Inc. (a)	430,300	10,482
Ventana Gold Corp. (a)	1,242,600	11,502
		3,158,649
TOTAL MATERIALS		3,489,454
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
AboveNet, Inc. (a)	751,780	38,138
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	1,953,200	$ 83,226
Clearwire Corp.:
rights 6/21/10 (a)	1,924,176	356
Class A (a)	1,924,176	13,758
Millicom International Cellular SA	245,700	21,904
NII Holdings, Inc. (a)	853,800	35,569
NTT DoCoMo, Inc.	8,401	12,785
Vivo Participacoes SA sponsored ADR	2,536,500	68,765
		236,363
TOTAL TELECOMMUNICATION SERVICES		274,501
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	24,945,630	57,418
TOTAL COMMON STOCKS (Cost $46,099,680)		63,633,276
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (a)(h)	4,021,166	23,705
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(h)	698,064	8,028
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	1,313,082	9,192
TOTAL HEALTH CARE		17,220
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(h)	410,013	3,075
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Trion World Network, Inc. 8.00% (a)(h)	3,950,196	$ 21,691
TOTAL INFORMATION TECHNOLOGY		24,766
TOTAL CONVERTIBLE PREFERRED STOCKS		65,691
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(h)	6,861,467	8,508
TOTAL PREFERRED STOCKS (Cost $118,998)		74,199
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	$ 3,995	3,196
6.625% 10/1/28	8,510	7,106
7.45% 7/16/31	12,765	12,063
		22,365
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Ford Holdings LLC 9.3% 3/1/30	36,585	36,768
TOTAL NONCONVERTIBLE BONDS (Cost $24,536)		59,133
Floating Rate Loans - 0.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Ford Motor Co. term loan 3.2584% 12/15/13 (f)	$ 34,855	$ 33,635
TOTAL FLOATING RATE LOANS (Cost $31,093)		33,635
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.19% (g)	2,699,018,705	2,699,019
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(g)	603,232,936	603,233
TOTAL MONEY MARKET FUNDS (Cost $3,302,252)		3,302,252
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $49,576,559)		67,102,495
NET OTHER ASSETS - (0.9)%		(620,046)
NET ASSETS - 100%		$ 66,482,449
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,194,000 or 0.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $102,955,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
Ivanhoe Energy, Inc. warrants 1/26/11	1/20/10	$ 9,404
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
Metro Bank PLC Class A	12/8/09	$ 13,307
Ning, Inc. Series D 8.00%	3/19/08	$ 28,751
Slide, Inc. Series D	1/14/08	$ 31,308
superDimension Ltd.	2/27/08 - 5/22/08	$ 14,960
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
Trion World Network, Inc. 8.00%	8/22/08	$ 21,691
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,181
Fidelity Securities Lending Cash Central Fund	3,672
Total	$ 4,853
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amphenol Corp. Class A	$ 407,853	$ 12,875	$ -	$ 135	$ 385,630
AsiaInfo Holdings, Inc.	82,360	-	-	-	71,575
Birchcliff Energy Ltd.	84,025	5,948	-	-	85,835
Chipotle Mexican Grill, Inc.	222,182	38,384	-	-	326,880
Clean Energy Fuels Corp.	20,830	66,952	-	-	115,567
Constant Contact, Inc.	23,641	-	-	-	34,309
Diamond Foods, Inc.	-	40,039	-	-	44,466
Discovery Communications, Inc.	335,683	26,044	-	-	397,164
Dollar Tree, Inc.	188,877	26,419	-	-	260,112
Franco-Nevada Corp.	222,316	12,512	-	-	234,562
Ivanhoe Mines Ltd.	339,689	6,603	5,758	-	403,469
J. Crew Group, Inc.	282,965	-	-	-	290,302
MannKind Corp.	66,708	-	47,299	-	-
McAfee, Inc.	411,783	-	317,320	-	-
Medivation, Inc.	119,736	4,292	-	-	34,571
Metro Bank PLC Class A	13,200	-	-	-	12,397
Mettler-Toledo International, Inc.	316,051	-	-	-	328,725
Micrel, Inc.	-	40,307	-	-	41,293
Noble Energy, Inc.	956,758	6,470	6,508	2,433	980,115
Northern Oil & Gas, Inc.	44,836	-	-	-	60,022
Quality Systems, Inc.	123,381	6,548	32,428	447	91,526
Red Back Mining, Inc.	209,441	-	-	-	299,755
Skyworks Solutions, Inc.	-	171,991	-	-	185,380
SmartHeat, Inc.	46,779	-	-	-	34,601
Targacept, Inc.	31,733	465	-	-	30,288
Tim Hortons, Inc.	339,156	-	-	1,387	362,278
TreeHouse Foods, Inc.	122,751	10,750	-	-	149,544
Zymogenetics, Inc.	6,390	22,661	-	-	27,372
Total	$ 5,019,124	$ 499,260	$ 409,313	$ 4,402	$ 5,287,738
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,190,891	$ 11,175,428	$ -	$ 15,463
Consumer Staples	5,308,218	5,308,218	-	-
Energy	4,626,473	4,616,441	-	10,032
Financials	7,802,448	7,764,022	2,324	36,102
Health Care	8,465,443	8,046,551	401,667	17,225
Industrials	1,986,973	1,986,973	-	-
Information Technology	20,497,148	20,472,382	-	24,766
Materials	3,489,454	3,489,454	-	-
Telecommunication Services	283,009	261,716	12,785	8,508
Utilities	57,418	57,418	-	-
Corporate Bonds	59,133	-	59,133	-
Floating Rate Loans	33,635	-	33,635	-
Money Market Funds	3,302,252	3,302,252	-	-
Total Investments in Securities:	$ 67,102,495	$ 66,480,855	$ 509,544	$ 112,096
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 102,862
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(149)
Cost of Purchases	9,404
Proceeds of Sales	(21)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 112,096
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ (149)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $49,896,859,000. Net unrealized appreciation aggregated $17,205,636,000, of which $17,901,071,000 related to appreciated investment securities and $695,435,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2010